UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)         (Zip code)

Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of September 30, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 78.44%
21st Century Fox America	$750,000	6.900%	3/1/2019	$762,624
21st Century Fox America	250,000	8.875%	4/26/2023	301,601
Abbvie, Inc.	15,000	2.000%	11/6/2018	14,994
Air Lease Corp.	452,000	3.375%	1/15/2019	452,517
Allergan, Inc.	450,000	2.800%	3/15/2023	429,507
Amazon.com, Inc.	500,000	2.500%	11/29/2022	484,830
American Express Co.	218,000	2.500%	8/1/2022	209,167
American Museum Natural History	300,000	2.729%	7/15/2022	287,980
Amgen, Inc.	264,000	2.125%	5/1/2020	259,960
Amgen, Inc.	216,000	2.200%	5/22/2019	215,248
Amgen, Inc.	500,000	2.700%	5/1/2022	486,718
Amgen, Inc.	400,000	2.650%	5/11/2022	388,804
Anthem, Inc.	250,000	2.500%	11/21/2020	246,171
AON Corp.	250,000	8.205%	1/1/2027	304,698
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	142,039
AT&T, Inc.	500,000	3.950%	1/15/2025	492,975
Avnet, Inc.	250,000	4.625%	4/15/2026	248,745
Bank of America Corp.	500,000	6.300%	3/10/2026	535,000
Becton Dickinson	63,000	2.133%	6/6/2019	62,637
Becton Dickinson	200,000	2.675%	12/15/2019	198,936
Best Buy Co.	475,000	5.500%	3/15/2021	496,828
Biogen, Inc.	400,000	3.625%	9/15/2022	401,326
Broadcom Corp.	225,000	2.700%	11/1/2018	224,943
CA, Inc.	350,000	4.500%	8/15/2023	352,134
CA, Inc.	250,000	4.700%	3/15/2027	250,627
Celgene Corp.	200,000	2.875%	8/15/2020	198,777
Celgene Corp.	900,000	3.250%	8/15/2022	888,480
Celgene Corp.	158,000	3.875%	8/15/2025	155,884
Citigroup, Inc.	350,000	2.050%	12/7/2018	349,697
Citigroup, Inc.	1,000,000	6.250%	8/15/2026	1,045,000
Coach, Inc.	500,000	4.250%	4/1/2025	496,163
Coach, Inc.	200,000	4.125%	7/15/2027	190,018
Coca-Cola Co.	341,000	1.375%	5/30/2019	338,380
Discover Bank	670,000	2.600%	11/13/2018	669,971
Discovery Communications	407,000	5.625%	8/15/2019	415,996
Discovery Communications	330,000	3.250%	4/1/2023	318,490
Discovery Communications	250,000	3.800%	3/13/2024	245,489
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	196,457
Domtar Corp.	300,000	4.400%	4/1/2022	303,632
Ebay, Inc.	500,000	3.600%	6/5/2027	475,815
Ecolab, Inc.	70,000	2.000%	1/14/2019	69,880
Fedex Corp.	170,000	8.000%	1/15/2019	172,492
Gilead Sciences	250,000	4.500%	4/1/2021	257,335
Goldman Sachs Group	400,000	7.500%	2/15/2019	406,979
Goldman Sachs Group	250,000	5.700%	5/10/2019	252,438
Helmerich & Payne International Drilling Co.	193,000	4.650%	3/15/2025	197,633
Hewlett Packard Enterprise	158,000	2.850%	10/5/2018	158,006
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Infinity Property	$250,000	5.000%	9/19/2022	$256,666
Ingram Micron, Inc.	400,000	5.000%	8/10/2022	400,445
International Paper Co.	250,000	3.800%	1/15/2026	245,252
Jabil Circuit, Inc.	210,000	4.700%	9/15/2022	214,032
Johnson & Johnson	70,000	1.650%	12/5/2018	69,897
Juniper Networks	256,000	3.125%	2/26/2019	256,416
Juniper Networks	500,000	4.350%	6/15/2025	499,298
Key Bank, N.A.	500,000	3.400%	5/20/2026	474,919
KeyCorp	175,000	2.300%	12/13/2018	174,949
Kraft Foods Group	400,000	3.500%	6/6/2022	397,852
LAM Research Corp.	395,000	2.800%	6/15/2021	388,472
Levi Strauss & Co.	500,000	5.000%	5/1/2025	501,100
Limited Brands Ltd.	250,000	6.625%	4/1/2021	264,775
Limited Brands Ltd.	320,000	5.625%	2/15/2022	324,896
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	425,004
Mararthon Oil Co.	550,000	3.850%	6/1/2025	538,435
McDonald's Corp.	295,000	2.100%	12/7/2018	294,825
McKesson Corp.	400,000	2.284%	3/15/2019	399,193
McKesson Corp.	222,000	2.850%	3/15/2023	212,348
Medtronic, Inc.	500,000	1.700%	3/28/2019	497,718
Micron Technology, Inc.	450,000	5.500%	2/1/2025	467,604
Microsoft Corp.	75,000	1.300%	11/3/2018	74,917
Microsoft Corp.	50,000	1.625%	12/6/2018	49,942
Microsoft Corp.	148,000	4.200%	6/1/2019	149,441
MidAmerican Energy Co.	1,000,000	2.000%	11/15/2018	999,508
MidAmerican Energy Co.	327,000	2.400%	3/15/2019	326,769
Morgan Stanley	175,000	2.200%	12/7/2018	174,910
Morgan Stanley	500,000	6.250%	8/9/2026	562,953
Newell Brands, Inc.	200,000	5.000%	11/15/2023	202,387
Nordstrom, Inc.	831,000	4.750%	5/1/2020	851,025
Oceaneering, Inc.	200,000	4.650%	11/15/2024	191,758
Oracle Corp.	305,000	2.375%	1/15/2019	304,824
Oracle Corp.	120,000	5.000%	7/8/2019	122,088
Pitney Bowes, Inc.	200,000	3.875%	10/1/2021	191,750
Princeton University	250,000	2.612%	7/1/2026	231,601
Qualcomm, Inc.	370,000	2.250%	5/20/2020	365,303
Qualcomm, Inc.	500,000	2.900%	9/20/2024	478,936
RPM International, Inc.	250,000	3.750%	3/15/2027	237,994
Schlumberger Holdings Corp.	450,000	2.350%	12/21/2018	449,818
Seagate Technology	525,000	3.750%	11/15/2018	525,174
Seagate Technology	250,000	4.750%	6/1/2023	248,972
Stanley Black & Decker	500,000	1.622%	11/17/2018	499,231
Starbucks Corp.	70,000	2.000%	12/5/2018	69,946
Stryker Corp.	500,000	2.000%	3/8/2019	498,595
Stryker Corp.	359,000	3.375%	11/1/2025	345,665
Symantec Corp.	500,000	4.200%	9/15/2020	505,599

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Target Corp.	$500,000	2.500%	4/15/2026	$463,304
The Gap, Inc.	250,000	5.950%	4/12/2021	261,073
United Health Group	250,000	1.625%	3/15/2019	248,820
Valero Energy Corp.	502,000	3.650%	3/15/2025	491,625
VMWare, Inc.	200,000	2.300%	8/21/2020	196,151
VMWare, Inc.	650,000	2.950%	8/21/2022	626,223
VMWare, Inc.	250,000	3.900%	8/21/2027	236,957
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	247,228
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	475,262
Wells Fargo & Co.	1,000,000	5.900%	6/15/2024	1,016,250

Total Corporate Bonds (Cost $37,344,914)				36,280,116

FOREIGN BONDS - 84.21%
Anheuser-Busch InBev Finance, Inc.	400,000	3.300%	2/1/2023	395,861
AstraZeneca PLC	20,000	1.750%	11/16/2018	19,980
Flex Ltd.	250,000	5.000%	2/15/2023	256,988
HSBC Holdings PLC	25,000	4.250%	3/14/2024	24,897
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	510,429
Royal Bank of Canada	179,000	2.000%	12/10/2018	178,842
TransCanada Pipelines	242,000	3.125%	1/15/2019	242,265

Total Foreign Bonds (Cost $1,702,274)				1,629,262

MUNICIPAL BONDS - 5.49%
Kentucky State Property & Building Commission	340,000	2.564%	5/1/2021	329,984
New Brunswick Parking Authority	215,000	8.420%	9/1/1940	235,722
New York City Transitional Finance Authority	325,000	4.905%	11/1/2024	348,975
North Carolina Turnpike Authority	405,000	6.700%	1/1/2039	409,333
Pennsylvania State Government	300,000	5.450%	2/15/1930	335,559
Sacramento County Public Financing Authority	265,000	3.793%	4/1/2022	266,783
State of Ohio Infrastructure Project	350,000	4.994%	12/15/2020	364,528
State of Oregon	250,000	3.577%	8/1/2029	248,595

Total Municipal Bonds (Cost $2,650,426)				2,539,479

EXCHANGE-TRADED PRODUCTS - 4.18%
			Shares
Invesco Variable Rate Preferred ETF			38,711	963,517
VanEck Vectors Preferred Securities ex Financials ETF			50,000	971,200

Total Exchange-Traded Products (Cost $2,004,916)				1,934,717

SHORT-TERM INVESTMENT - 7.76%			Shares

§	Blackrock Treasury Trust Fund - Institutional Class Shares, 1.79%		3,586,438	3,586,438

Total Short-Term Investment (Cost $3,586,438)				3,586,438
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018
			Value (Note 1)

Total Value of Investments (Cost $47,288,968) - 99.38%			$45,970,012

Other Assets Less Liabilities - 0.61%			283,085

Net Assets - 100.00%			$46,253,097

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$13,122
Aggregate gross unrealized depreciation			(1,332,078)

Net unrealized depreciation			$(1,318,956)

Summary of Investments	% of Net
	Assets	Value
Corporate Bonds	78.44%	$36,280,116
Foreign Bonds	3.52%	1,629,262
Municipal Bonds	5.49%	2,539,479
Exchange-Traded Products	4.18%	1,934,717
Short-Term Investment	7.76%	3,586,438
Other Assets Less Liabilities	0.61%	283,085
Total Net Assets	100.00%	$46,253,097

The following acronyms or abbreviations are used in this portfolio:
LLC - Limited Liability Company
PLC - Public Limited Company

§	Represents 7-day effective yield as of September 30, 2018

			(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2018

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$36,280,116	$-	$36,280,116	$-
Foreign Bonds	1,629,262	-	1,629,262	-
Municipal Bonds	2,539,479	-	2,539,479	-
Exchange-Traded Products	1,934,717	1,934,717	-	-
Short-Term Investment	3,586,438	3,586,438	-	-
Total Assets	$45,970,012	$5,521,155	$40,448,857	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: November 28, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: November 28, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: November 28, 2018	Ashley E. Harris Treasurer and Principal Financial Officer